Nature of business and organization - Consolidated financial statements reflect the activities of Bit Origin (Details)	Dec. 31, 2023
SonicHash Canada | SonicHash Canada
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
SonicHash Singapore | SonicHash Singapore
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
SonicHash US | SonicHash US
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	100.00%
Sonic Auspice DC LLC | Sonic Auspice DC LLC
Nature of business and organization
Noncontrolling Interest, Ownership Percentage by Parent	55.00%